Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 2.1%
Teledyne Technologies, Inc.*	3,778	$1,785,596
Apparel — 2.1%
Crocs, Inc.*	8,293	633,585
Deckers Outdoor Corp.*	2,956	809,264
On Holding AG, Class A*	14,886	375,723
		1,818,572
Biotechnology — 8.2%
Allogene Therapeutics, Inc.*	9,456	86,144
Alnylam Pharmaceuticals, Inc.*	5,402	882,093
Argenx S.E., ADR*	2,656	837,463
Beam Therapeutics, Inc.*	12,491	715,734
Certara, Inc.*	21,159	454,495
Exelixis, Inc.*	48,855	1,107,543
Guardant Health, Inc.*	13,477	892,717
Halozyme Therapeutics, Inc.*	32,376	1,291,155
Ultragenyx Pharmaceutical, Inc.*	11,165	810,802
		7,078,146
Building Materials — 2.0%
AAON, Inc.	16,391	913,470
The AZEK Co., Inc*	32,152	798,656
		1,712,126
Chemicals — 2.9%
Ashland Global Holdings, Inc.	15,676	1,542,675
RPM International, Inc.	12,191	992,835
		2,535,510
Commercial Services — 3.7%
Bright Horizons Family Solutions, Inc.*	8,662	1,149,361
GXO Logistics, Inc.*	7,714	550,316
Paylocity Holding Corp.*	4,522	930,492
Shift4 Payments, Inc., Class A*	9,673	599,049
		3,229,218
Computers — 4.2%
Pure Storage, Inc., Class A*	40,412	1,426,948
Rapid7, Inc.*	11,709	1,302,509
Varonis Systems, Inc.*	17,954	853,533
		3,582,990
Distribution & Wholesale — 2.3%
Core & Main, Inc., Class A*	40,365	976,429
SiteOne Landscape Supply, Inc.*	6,156	995,364
		1,971,793
Diversified Financial Services — 3.6%
Evercore, Inc., Class A	5,704	634,969
Houlihan Lokey, Inc.	4,781	419,772
LPL Financial Holdings, Inc.	4,814	879,422
Stifel Financial Corp.	12,358	839,108
TPG, Inc.*	11,549	348,087
		3,121,358
Electric — 1.2%
Ameresco, Inc., Class A*	12,776	1,015,692
	Number of Shares	Value†

Electrical Components & Equipment — 2.0%
Novanta, Inc.*	12,243	$1,742,057
Electronics — 1.2%
Allegion PLC	9,761	1,071,563
Energy-Alternate Sources — 1.1%
Plug Power, Inc.*	19,794	566,306
Shoals Technologies Group, Inc., Class A*	24,145	411,431
		977,737
Engineering & Construction — 1.4%
Jacobs Engineering Group, Inc.	8,925	1,229,954
Entertainment — 1.1%
Vail Resorts, Inc.	3,495	909,644
Environmental Control — 2.0%
Evoqua Water Technologies Corp.*	13,463	632,492
Tetra Tech, Inc.	6,497	1,071,615
		1,704,107
Food — 0.3%
Hostess Brands, Inc.*	12,831	281,512
Healthcare Products — 10.3%
10X Genomics, Inc., Class A*	4,406	335,164
Axonics, Inc.*	11,340	709,884
Inari Medical, Inc.*	7,223	654,693
iRhythm Technologies, Inc.*	2,670	420,445
Omnicell, Inc.*	4,241	549,167
Pacific Biosciences of California, Inc.*	20,837	189,617
PerkinElmer, Inc.	4,772	832,523
QIAGEN N.V.*	13,153	644,497
Repligen Corp.*	5,190	976,187
Shockwave Medical, Inc.*	3,361	696,937
Stevanato Group SpA*	33,018	664,322
Tandem Diabetes Care, Inc.*	13,710	1,594,336
Teleflex, Inc.	1,756	623,082
		8,890,854
Healthcare Services — 1.5%
Molina Healthcare, Inc.*	3,774	1,258,969
Household Products & Wares — 0.9%
Avery Dennison Corp.	4,666	811,744
Housewares — 0.6%
The Scotts Miracle-Gro Co.	4,192	515,448
Internet — 1.2%
Bumble, Inc., Class A*	10,514	304,696
Figs, Inc., Class A*	7,940	170,869
Revolve Group, Inc.*	10,455	561,329
		1,036,894
Leisure Time — 1.4%
Planet Fitness, Inc., Class A*	14,311	1,208,993

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Lodging — 2.1%
Choice Hotels International, Inc.	4,384	$621,476
Wyndham Hotels & Resorts, Inc.	14,349	1,215,217
		1,836,693
Machinery — Diversified — 5.4%
Chart Industries, Inc.*	8,316	1,428,440
IDEX Corp.	7,399	1,418,610
Nordson Corp.	3,151	715,529
The Toro Co.	8,023	685,886
Watts Water Technologies, Inc., Class A	3,053	426,168
		4,674,633
Metal Fabricate/Hardware — 1.1%
RBC Bearings, Inc.*	4,913	952,533
Pharmaceuticals — 2.6%
Agios Pharmaceuticals, Inc.*	20,258	589,710
Neurocrine Biosciences, Inc.*	17,917	1,679,719
		2,269,429
Retail — 7.0%
BJ's Wholesale Club Holdings, Inc.*	16,573	1,120,500
Dutch Bros, Inc., Class A*	8,419	465,318
Five Below, Inc.*	6,840	1,083,251
Floor & Decor Holdings, Inc., Class A*	7,797	631,557
Freshpet, Inc.*	7,572	777,190
Lithia Motors, Inc.	1,817	545,318
RH*	1,687	550,114
Texas Roadhouse, Inc.	10,057	842,073
		6,015,321
Semiconductors — 9.0%
Allegro MicroSystems, Inc.*	40,942	1,162,753
Entegris, Inc.	13,888	1,822,939
Lattice Semiconductor Corp.*	21,044	1,282,631
MACOM Technology Solutions Holdings, Inc.*	12,386	741,550
MKS Instruments, Inc.	10,426	1,563,900
Monolithic Power Systems, Inc.	2,503	1,215,657
		7,789,430
Software — 10.6%
Alignment Healthcare, Inc.*	28,066	315,181
Avalara, Inc.*	8,599	855,687
Bill.com Holdings, Inc.*	1,226	278,045
DigitalOcean Holdings, Inc.*	10,428	603,260
Dynatrace, Inc.*	24,520	1,154,892
EverCommerce, Inc.*	35,009	462,119
MongoDB, Inc.*	982	435,605
nCino, Inc.*	10,253	420,168
Procore Technologies, Inc.*	7,213	418,065
Qualtrics International, Inc., Class A*	20,892	596,467
Sailpoint Technologies Holdings, Inc.*	18,790	961,672
Samsara, Inc., Class A*	30,324	485,790
Smartsheet, Inc., Class A*	20,616	1,129,344
Workiva, Inc.*	8,876	1,047,368
		9,163,663
	Number of Shares	Value†

Telecommunications — 0.7%
Ciena Corp.*	10,633	$644,679
Transportation — 0.8%
Saia, Inc.*	2,670	650,999
TOTAL COMMON STOCKS (Cost $81,836,442)		83,487,857

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,724,251)	1,724,251	1,724,251
TOTAL INVESTMENTS — 98.6% (Cost $83,560,693)		$85,212,108
Other Assets & Liabilities — 1.4%		1,191,232
TOTAL NET ASSETS — 100.0%		$86,403,340

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SpA— Società per Azioni.

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